Organization and Business	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Organization and Business

NOTE 1 – ORGANIZATION AND BUSINESS

The following is a summary of some of the information contained in this document. Unless the context requires otherwise, references in this document to “Two Rivers,” or the “Company” is to Two Rivers Water & Farming Company and its subsidiaries.

Corporate Evolution

Prior to 2009, the Company was named Navidec Financial Services, Inc. (“Navidec”) and had been engaged in mortgage lending and other enterprises unrelated to its current lines of business. Navidec was incorporated in the state of Colorado on December 20, 2002. On July 28, 2009, Navidec formed a wholly-owned Colorado corporation for the purpose of acquiring farm and water assets in the Colorado Huerfano/Cucharas watershed. On November 19, 2009, with shareholder approval, Navidec changed its name to Two Rivers Water Company. On December 11, 2012, with shareholder approval, the Company changed its name to Two Rivers Water & Farming Company.

On January 29, 2014, the board of directors approved a plan to reorganize our subsidiaries in a more integrated manner based on functional operations. We formed a new company, TR Capital Partners, LLC or TR Capital, which issued all of its common units to Two Rivers Water & Farming Capital. TR Capital then initiated the transactions described below under “Placement of Preferred Units”. Following the completion of those transactions in September 2014, TR Capital and our other direct and indirect subsidiaries (excluding HCIC Holdings, LLC and Huerfano-Cucharas Irrigation Company) entered into a series of related transactions as the result of which assets and operations of such other subsidiaries transferred to TR Capital. As a result of those transactions, TR Capital operates all of the operations formerly conducted by those subsidiaries. The following chart shows a high-level view of our corporate organization as of March 21, 2017. For a more detailed accounting of ownership structure please refer to exhibit 21.1 filed herewith.

The above organizational charts shows GrowCo as a subsidiary of Two Rivers. Two Rivers owns 10,000,000 GrowCo common shares out of approximately 35,000,000 GrowCo common shares outstanding. Ordinarily, this ownership percentage would not allow consolidation. However, under Accounting Standards Codification 810-10-05 “Variable Entities” if there are material obligations between the parent (Two Rivers) and the subsidiary (GrowCo) consolidation is required. Certain GrowCo investors have a secondary collateral position in the Orlando/Butte Valley assets of Two Rivers. Two Rivers is viewed as the primary beneficiary since it holds the majority of the variable interests.

Overview

In 2009, we began acquiring and developing irrigated farmland and associated water rights and infrastructure. As of December 31, 2017, we own 6,538 gross acres. Gross acres owned decreased from 7,376 gross acres at December 31, 2016 due to the sale of 838 acres.

We are focused on water assets we have acquired and will acquire in the future. Since 2009, we have acquired strategic water assets and land in the Huerfano and Cucharas river basins in southeastern Colorado, thus the name Two Rivers. Our water asset area spans over 1,900 square miles and drops in elevation from over 14,000 feet down to the confluence of the Arkansas River, just east of Pueblo Colorado at 4,500 feet. We operate in a natural, gravity fed water alluvial. This basin is the last undeveloped basin along the front range of Colorado. As our first water-focused project, we plan to fully develop this basin to properly manage the water contained therein and serve the community while providing returns to our investors.

Since October 2016 we have refocused on monetizing our assets. Monetization occurs in two different ways: sell or additionally invest. We have determined to sell assets that we have determined will not yield significant future returns to our shareholders and invest strategically in the assets that will. Specifically, we are selling our irrigated farmland currently used for the production of produce, the associated Dionisio produce business along with land that no longer serves our strategic vision of water management. We will take net proceeds, if any, from these sales and continue to invest in our water and water infrastructure.

In May 2014, we formed GrowCo, Inc., a wholly owned subsidiary of Two Rivers through the issuance of 20,000,000 shares of common stock. On August 1, 2014, we announced that we were placing 10,000,000 GrowCo shares in a trust to be distributed to Two Rivers’ common shareholders based on four record dates (January 1, 2015; April 1, 2015; July 1, 2015, and October 1, 2015) after an effective registration statement is filed, which has not yet occurred. Each record date will distribute 2,500,000 GrowCo common shares on a prorata basis of shares owned of Two Rivers’ common shares.

On January 20, 2015, GrowCo Partners 1, LLC, or GCP1, completed a $4.4 million financing for the first greenhouse project, which consists of a 90,000 square foot greenhouse and 15,000 square foot processing and warehouse facility on 40 acres of land.

During the third quarter of 2015, GrowCo completed a $4.0 million private placement of GrowCo debt, with proceeds to be used to partially fund the second greenhouse and provide working capital.

In March 2016, GrowCo completed a $5.5 million private placement of equity interests of GCP Super Units, LLC, which will invest directly in various assets of GCP1 and GCP2, with proceeds to be used to complete the construction of the first greenhouse, partially fund the second greenhouse and provide working capital. The outside investment in GCP Super Units, LLC is reflected on our balance sheet as a non-controlling equity interest.

GCP1’s greenhouse was partially occupied in September, 2015 with lease revenue beginning September 1, 2015. On April 14, 2016, we received notice from the Marijuana Enforcement Division of the Colorado Department of Revenue that the then current tenant, Suncanna, LLC (“Suncanna”), had received a suspension order. This suspension, in addition to non-payment of back due lease payments owed, caused Suncanna to be in violation of its lease with GCP1. Therefore, GCP1 began the eviction process against Suncanna. Due to the eviction process, during the three months ended March 31, 2016, we wrote off $743,000 in Lease Revenues – Related Party, wrote off $587,000 in advances to Suncanna, and did not recognize any Lease Revenues – Related Party. During the nine months ended September 30, 2016, we recognized $25,000 in greenhouse lease revenue from a payment received from Suncanna in early April 2016. The total write off of $1.330 million was partially offset by a $350,000 reduction in the amount owed to the GCP1 preferred unit holders. On July 22, 2016 GCP1 received a Writ of Restitution from the Pueblo County Colorado District Court ordering Suncanna to vacate GCP1’s greenhouse by September 6, 2016. On August 31, 2016, a lawsuit was filed by Aaron Van Wingerden, owner of Suncanna, in Pueblo County Colorado District Court against GrowCo, GrowCo Business Development, LLC., GCP1, GrowCo Funding, LLC., TR Capital, Two Rivers and certain current and former employees, and associates. The Company believes that the suit has no merit and will have no material impact on the Company’s financial condition.

Pending the eviction of Suncanna, on August 4, 2016 GCP1 entered into a lease agreement with a related party Johnny Cannaseed, LLC, a related party (“Johnny Cannaseed”) which is owned predominantly by our former CEO John McKowen who is the majority shareholder in the Company. Under the terms of the lease, one half of the GCP1 greenhouse was sublet to a licensed marijuana grower on December 1, 2016. The second half of the greenhouse was leased to a second licensed marijuana grower on March 1, 2017. At December 31, 2016 we had recorded lease receivables of $240,000 from Johnny Cannaseed.

Johnny Cannaseed was not able to receive a license to grow marijuana. Therefore, Johnny Cannaseed subleased, with the approval of GCP1’s board, to two tenants. In 2017, GCP1 expended $308,000 to divide the greenhouse into two, mostly equal, parts, referred to as GCP1-1 and GCP1-2. As reported by Johnny Cannaseed, for the year ended December 31, 2017, the GCP1 tenant paid to Johnny Cannaseed $620,000 which was paid to GCP1. The GCP1-2 tenant did not pay any rent and was subsequently evicted by Johnny Cannaseed. Johnny Cannaseed is proceeding to collect back due rent from the GCP1-2 tenant. For the year ended December 31, 2017, the Company’s consolidated income only recognizes the actual rent received of $620,000. Effective February 1, 2018, GCP1 released Johnny Cannaseed from its lease. At that time, GCP1 signed a lease with the then current sub-lessee of GCP1-1.

GrowCo’s second greenhouse project will also consist of a 90,000 square foot greenhouse and 15,000 square foot processing and warehouse facility on an additional 40 acres of land. Upon completion, this project will be operated, as a landlord, by GrowCo Partners 2, LLC, or GCP2. GCP2’s greenhouse structure was ordered in 2016. Construction on this greenhouse began in early January 2016 with an unknown completion date. It is necessary to raise additional capital to complete GCP2.

In the first quarter of 2016, GrowCo obtained $300,000 in subscriptions and associated payments in a promissory note offering of up to $1.5 million. In September 2016 GrowCo changed the offering to two series of promissory notes with aggregate principal amounts of up to either $6 million or $7 million, in each case together with warrants to purchase, at a price of $0.25 per share, .25 GrowCo common shares for each dollar invested in the related promissory notes. The initial four investors in the $6 million version of the notes received warrants to purchase one TURV share for each $1.00 invested at a price of $0.50 per share. Of the $300,000 principal amount of notes issued earlier, $200,000 were exchanged for the new note and warrant packages and $100,000 remain outstanding.

A new $2M offering was subsequently initiated in March 2017 with substantially the same terms of prior GrowCo notes for the purposes of supporting operations and finishing the second greenhouse. As of December 31, 2017, $1,520,000 was raised for this offering along with an additional $386,000 under the $7 million exchange note.